Leases - Right-of-use assets (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Leases
Depreciation charge of the year	€ (765)
Revaluations to the right-of-use assets	516
Right-of-use asset at ending	3,984
Right-of-use assets
Leases
Right-of-use asset at beginning	3,501
Depreciation charge of the year	(765)
Additions to the right-of-use assets	1,768
Revaluations to the right-of-use assets	(516)
Derecognition of the right-of-use assets	(24)
FX	20
Right-of-use asset at ending	3,984
Property
Leases
Right-of-use asset at beginning	3,109
Depreciation charge of the year	(578)
Additions to the right-of-use assets	1,645
Revaluations to the right-of-use assets	(513)
Derecognition of the right-of-use assets	(24)
FX	19
Right-of-use asset at ending	3,658
Machinery
Leases
Right-of-use asset at beginning	112
Depreciation charge of the year	(39)
Revaluations to the right-of-use assets	(1)
Right-of-use asset at ending	72
Other PPE
Leases
Right-of-use asset at beginning	280
Depreciation charge of the year	(148)
Additions to the right-of-use assets	123
Revaluations to the right-of-use assets	(2)
FX	1
Right-of-use asset at ending	€ 254